Quarterly Holdings Report
for
Fidelity® Japan Smaller Companies Fund
January 31, 2022
JSC-NPRT1-0422
1.813017.117
Common Stocks - 96.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.4%
Entertainment - 1.2%
Daiichikosho Co. Ltd.	197,500	5,596,383
Interactive Media & Services - 3.2%
Dip Corp.	227,000	7,186,694
Z Holdings Corp.	1,477,200	7,502,207
		14,688,901
TOTAL COMMUNICATION SERVICES		20,285,284
CONSUMER DISCRETIONARY - 19.6%
Auto Components - 0.8%
DaikyoNishikawa Corp.	678,900	3,509,367
Automobiles - 3.0%
Isuzu Motors Ltd.	608,700	7,456,577
Suzuki Motor Corp.	145,000	6,173,252
		13,629,829
Distributors - 4.7%
Central Automotive Products Ltd.	845,500	18,455,062
PALTAC Corp.	86,700	3,322,968
		21,778,030
Hotels, Restaurants & Leisure - 2.4%
Curves Holdings Co. Ltd.	882,000	5,383,079
Fast Fitness Japan, Inc.	76,416	1,379,074
Koshidaka Holdings Co. Ltd.	817,000	4,435,985
		11,198,138
Household Durables - 1.7%
Sekisui House Ltd.	376,000	7,617,821
Leisure Products - 1.8%
Roland Corp.	222,200	8,475,978
Specialty Retail - 5.2%
Arcland Sakamoto Co. Ltd.	678,700	9,269,569
Fuji Corp.	681,200	6,837,689
Nitori Holdings Co. Ltd.	32,300	4,627,384
Workman Co. Ltd.	73,000	3,223,814
		23,958,456
TOTAL CONSUMER DISCRETIONARY		90,167,619
CONSUMER STAPLES - 4.7%
Food & Staples Retailing - 0.9%
Jm Holdings Co. Ltd.	297,800	4,214,807
Food Products - 3.8%
Kotobuki Spirits Co. Ltd.	112,300	4,566,803
Meiji Holdings Co. Ltd.	102,200	6,375,405
S Foods, Inc.	202,700	6,226,403
		17,168,611
TOTAL CONSUMER STAPLES		21,383,418
ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
San-Ai Oil Co. Ltd.	842,600	6,866,992
FINANCIALS - 11.5%
Banks - 2.6%
Mitsubishi UFJ Financial Group, Inc.	1,960,000	11,880,112
Diversified Financial Services - 2.6%
ORIX Corp.	575,500	11,870,910
Insurance - 6.3%
Lifenet Insurance Co. (a)	322,000	1,817,553
T&D Holdings, Inc.	941,600	13,915,260
Tokio Marine Holdings, Inc.	220,500	13,158,050
		28,890,863
TOTAL FINANCIALS		52,641,885
HEALTH CARE - 2.6%
Health Care Equipment & Supplies - 1.4%
Medikit Co. Ltd.	290,700	6,390,073
Health Care Providers & Services - 1.2%
As One Corp.	107,000	5,301,548
TOTAL HEALTH CARE		11,691,621
INDUSTRIALS - 23.8%
Air Freight & Logistics - 3.9%
AIT Corp.	703,220	8,962,117
SG Holdings Co. Ltd.	204,500	4,341,185
Yamato Holdings Co. Ltd.	225,000	4,791,206
		18,094,508
Commercial Services & Supplies - 1.0%
Aeon Delight Co. Ltd.	174,000	4,709,355
Electrical Equipment - 1.0%
Mitsubishi Electric Corp.	366,000	4,583,565
Machinery - 2.8%
CKD Corp.	231,400	4,271,745
Kito Corp.	360,100	5,380,297
Nitto Kohki Co. Ltd.	204,400	2,957,677
		12,609,719
Marine - 1.6%
Nippon Concept Corp.	637,700	7,239,363
Professional Services - 4.3%
Funai Soken Holdings, Inc.	287,180	5,951,700
Persol Holdings Co. Ltd.	334,600	8,637,972
Yamada Consulting Group Co. Ltd.	555,700	5,300,008
		19,889,680
Trading Companies & Distributors - 8.4%
Hanwa Co. Ltd.	159,950	4,392,604
Inaba Denki Sangyo Co. Ltd.	424,700	9,842,070
Itochu Corp.	183,800	5,904,844
Mitani Shoji Co. Ltd.	378,600	6,395,934
Tsubakimoto Kogyo Co. Ltd.	177,100	6,623,774
Yuasa Trading Co. Ltd.	205,800	5,208,159
		38,367,385
Transportation Infrastructure - 0.8%
Kamigumi Co. Ltd.	197,000	3,806,727
TOTAL INDUSTRIALS		109,300,302
INFORMATION TECHNOLOGY - 16.3%
Electronic Equipment & Components - 4.5%
Amano Corp.	447,900	8,984,611
Dexerials Corp.	252,500	6,943,167
Maruwa Ceramic Co. Ltd.	35,000	4,605,012
		20,532,790
IT Services - 7.2%
Argo Graphics, Inc.	200,000	5,460,996
Densan System Holdings Co. Ltd.	107,000	2,423,504
GMO Internet, Inc.	253,400	5,421,648
Nomura Research Institute Ltd.	232,800	8,149,372
TIS, Inc.	257,900	6,782,941
TKC Corp.	193,000	5,071,662
		33,310,123
Semiconductors & Semiconductor Equipment - 3.1%
Renesas Electronics Corp. (a)	811,600	9,314,581
Sumco Corp.	274,057	5,052,540
		14,367,121
Software - 0.6%
Oracle Corp. Japan	37,200	2,782,210
Technology Hardware, Storage & Peripherals - 0.9%
Elecom Co. Ltd.	331,000	4,006,193
TOTAL INFORMATION TECHNOLOGY		74,998,437
MATERIALS - 10.8%
Chemicals - 5.7%
C. Uyemura & Co. Ltd.	170,300	8,412,308
Nihon Parkerizing Co. Ltd.	550,500	4,990,157
Showa Denko K.K.	150,000	3,116,068
SK Kaken Co. Ltd.	29,700	9,634,310
		26,152,843
Construction Materials - 1.5%
Taiheiyo Cement Corp.	344,300	6,850,267
Metals & Mining - 3.6%
Dowa Holdings Co. Ltd.	205,000	8,887,529
Yamato Kogyo Co. Ltd.	251,600	7,741,408
		16,628,937
TOTAL MATERIALS		49,632,047
UTILITIES - 1.1%
Gas Utilities - 1.1%
Nippon Gas Co. Ltd.	359,000	5,023,910
TOTAL COMMON STOCKS (Cost $340,874,349)		441,991,515

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (b) (Cost $16,859,390)	16,856,019	16,859,390

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $357,733,739)	458,850,905
NET OTHER ASSETS (LIABILITIES) - 0.0%	164,465
NET ASSETS - 100.0%	459,015,370

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	8,479,088	17,599,808	9,219,506	2,686	-	-	16,859,390	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	-	149	149	-	-	-	-	0.0%
Total	8,479,088	17,599,957	9,219,655	2,686	-	-	16,859,390

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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